UNITED STATES

SECURITES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03150

BMC FUND, INC.

(Exact name of registrant as specified in charter)

800 HICKORY BLVD. SW

LENOIR, NC 28645

(Address of principal executive offices) (Zip code)

ALAN DEAL

BMC FUND, INC.

800 HICKORY BLVD. SW

LENOIR, NC 28645

(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1. Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

(UNAUDITED)

Six Months Ended April 30, 2022

BMC FUND, INC.

BMC FUND, INC.

LETTER TO SHAREHOLDERS

Six Months Ended April 30, 2022 (Unaudited)

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report (unaudited) for the six months ended April 30, 2022, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. (the “Fund”) became a Regulated Investment Company (“RIC”) on April 1, 1981. During the six months ended April 30, 2022, the Fund paid the following dividends per share:

December 10, 2021 to shareholders of record November 25, 2021	$.25
March 10, 2022 to shareholders of record February 25, 2022	.20

Total	$.45

The attached Schedule of Investments is a listing of the entire Fund’s diversified securities at April 30, 2022, with a total market value of $41,069,740.

M. Hunt Broyhill

Chairman and President

BMC FUND, INC.

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS AND

SECTOR DIVERSIFICATION

Six Months Ended April 30, 2022 (Unaudited)

BMC FUND, INC.

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS AND

SECTOR DIVERSIFICATION

Six Months Ended April 30, 2022 (Unaudited)

1.	Policy Index Actual Perfomance

This chart assumes an initial gross investment of $10,000 made on 10/31/2012.

* Policy Index is calculated as 50% MSCI ACWI, 25% Barclays Aggregate Bond Index, 20% HFRI Hedge Fund Index, 5% Cash

Past Performance does not guarantee future results. Performance will fluctuate with changes in market conditions. Current performance may be lower or higher than the performance data shown. Performance informatiion does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the sale of the Fund shares. An investment in the fund involves risk, including loss of principal.

Past Performance at a glance (unaudited)

Average annual total returns for the periods ended 10/31/2021

Net assets value returns	1 year	5 years	10 years

BMC Investments	22.1%	10.0%	6.3%

BMC Investments are internally managed and do not pay any management fees.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
CORPORATE BONDS:
FIRST CITIZENS		5.800%	12/31/2049	250,000	252,490	250,062
FPL GROUP CAP INC		6.350%	10/1/2066	586,000	562,848	498,100
PP&L CAP FUNDING FLT RATE		5.051%	3/30/2067	250,000	250,000	218,003
TRANSCANADA PIPELINES LTD		6.350%	5/15/2067	250,000	199,028	210,000
BUCKEYE PARTNERS LP		6.375%	1/22/2078	450,000	336,947	372,542
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,603,323	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	526,094	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,334,894	-
				8,286,000	5,065,624	1,548,707	3.71%

TOTAL INVESTMENTS IN FIXED INCOME				$8,286,000	$5,065,624	$1,548,707	3.59%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2022

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS:

SPECIALTY FUNDS
Diversified Emerging Markets
VANGUARD EMERGING MARKETS SEL ST		11,210.76	250,000	236,996	0.57%

Conservative Allocation
VANGUARD WELLESLEY INCOME INV		20,045.04	422,891	532,396	1.27%

Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,303	1,666,571	3.99%

Precious Metals
ISHARES SILVER TRUST	[3]	1,252.00	21,040	26,342
SPDR GOLD SHARES	[3]	260.00	25,315	45,997
VANECK VECTORS GOLD MINERS		571.00	16,168	19,979
			62,523	92,318	0.22%

TOTAL SPECIALTY FUNDS			2,260,717	2,528,281	6.05%

TOTAL STOCK MUTUAL FUNDS			2,260,717	2,528,281	6.05%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$2,260,717	$2,528,281	6.05%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2022

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
BAM CREDIT OPPORTUNITIES FUND	[2,3,6]	700,000	870,358
ELLIOTT ASSOCIATES LP CL B	[2,3]	1,000,000	6,844,000
GRAHAM INSTITUTIONAL PARTNERS LP	[2,3]	2,365,123	2,730,132
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	500,000	2,460,952
INFINITY PREMIER FUND, LP	[2,3]	500,000	2,040,921
LITESPEED PARTNERS, LP	[2,3]	1	109,409
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	49,196
MUDRICK DISTRESSED OPPORTUNITY DRAWDOWN FUND II, L.P.	[2,3]	3,496,363	4,923,709
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	-	28,003
OLD WELL EMERGING MARKETS FUND	[2,3]	1,200,000	964,762
PRIVET FUND LP	[2,3]	-	481,089
SEGRA RESOURCE ONSHORE PARTNERS, LP	[2,3]	250,000	872,224
SJC ONSHORE DIRECT LENDING FUND IV - 5 YEAR, L.P.	[2,3]	850,184	905,309
STARK INVESTMENTS LP	[2,3]	22,609	57,111
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	138,316	171,394
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A46	[2,3]	2,000,000	2,411,891
TOTAL LIMITED PARTNERSHIPS		13,258,163	25,920,460	62.01%

TOTAL OTHER INVESTMENTS		$13,258,163	$25,920,460	62.01%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2022

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:

COMMUNICATION SERVICES
Communication Services	2,500.00	ACTIVISION BLIZZARD, INC	197,964	189,000
	238.00	BCE INC COM	10,963	12,654
	63.00	SK TELECOM LTD SPONSORED A	1,262	1,576
	366.00	TELEFONICA S A SPONSORED A	-	1,750
			210,189	204,980	0.49%

Media and Entertainment	37.00	ALPHABET INC CAP STK CL C	47,706	85,075
	200.00	META PLATFORMS INC CL A	45,867	40,094
			93,573	125,169	0.30%

Interactive Home Entertainment	407.00	NINTENDO LTD ADR	25,953	23,191
			25,953	23,191	0.06%

TOTAL COMMUNICATION SERVICES			329,715	353,340	0.85%

CONSUMER DISCRETIONARY
Consumer Discretionary	20.00	WHIRLPOOL CORP COM	2,234	3,630
			2,234	3,630	0.01%

Consumer Durables & Apparel	10.00	NVR INC COM	48,635	43,762
			48,635	43,762	0.10%

Hotels, Restaurants & Leisure	79.00	CAESARS ENTERTAINMENT COM	6,388	5,236
	102.00	STARBUCKS CORPORATION	6,477	7,613
			12,865	12,849	0.03%

Media & Entertainment	75.00	THE WALT DISNEY COMPANY	8,233	8,372
	1,500.00	MADISON SQUARE GRDN EN CL	104,204	109,875
	1,750.00	TWITTER INC COM	63,415	85,785
			175,852	204,032	0.49%

Communications	3.00	GRAHAM HOLDINGS CO COM CL B	1,228	1,777
			1,228	1,777	0.00%

Specialty Retail	21.00	GENUINE PARTS CO COM	1,985	2,731
			1,985	2,731	0.01%

TOTAL CONSUMER DISCRETIONARY			242,799	268,781	0.64%

CONSUMER STAPLES

Discount Stores	100.00	DOLLAR GEN CORP COM	14,580	23,753
	500.00	DOLLAR TREE INC COM	53,635	81,225
			68,215	104,978	0.25%

Food & Staples Retailing	131.00	KROGER CO COM	4,133	7,069
	76.00	WAL-MART STORES INC COM	10,261	11,627
			14,394	18,696	0.04%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2022

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
Food, Beverage & Tobacco	3,813.00	ALTRIA GROUP INC COM	167,368	211,889
	38,471.00	AMBEV SA SPONSORED ADR	110,728	111,951
	1,000.00	ANHEUSER-BUSCH INBEV SA/NV	58,467	57,450
	104.00	COCA COLA CO COM	4,970	6,719
	2,309.00	COCA COLA FEMSA S A B SPON	120,148	126,071
	78.00	CONSTELLATION BRANDS CL A	7,076	19,195
	1,000.00	FOMENTO ECONOMICO MEXI SPO	75,681	74,740
	23.00	GENERAL MILLS INC COM	931	1,627
	2,171.00	PHILIP MORRIS INTL COM	207,868	217,100
			753,237	826,742	1.98%

Household & Personal Products	126.00	KIMBERLY CLARK CORP COM	17,492	17,493
	11.00	PROCTER & GAMBLE CO COM	736	1,766
			18,228	19,259	0.05%

TOTAL CONSUMER STAPLES			854,074	969,675	2.32%

ENERGY
Energy	159.00	CRESTWOOD EQUITY PARTNERS	3,370	4,636
	473.00	SUNOCO INC COM	13,246	19,786
			16,616	24,422	0.06%

Pipelines	181.00	DELEK LOGISTICS PARTNERS LP	5,334	9,048
	630.00	ENBRIDGE INC	18,339	27,493
			23,673	36,541	0.09%

TOTAL ENERGY			40,289	60,963	0.15%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2022

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
FINANCIALS
Banks	263.00	BANK OF AMERICA CORP COM	6,063	9,384
	1.00	SVB FINANCIAL GROUP COM	340	488
	394.00	TRUIST FINANCIAL CORP COM	13,819	19,050
			20,222	28,922	0.07%

Diversified Financials	312.00	ALLIANCE BERNSTEIN HLDG UN	12,880	12,421
	179.00	BERKSHIRE HATHAWAY INC CL B	36,098	57,787
	756.00	BLACKSTONE GROUP LP COM	24,342	76,787
	14.00	BROOKFIELD ASSET MGMT COM	768	698
	420.00	CARLYLE GROUP LP COM	9,160	15,242
	36.00	CME GROUP	5,993	7,896
	263.00	COMPASS DIVERSIFIED HOLDINGS	3,600	5,749
	860.00	GOLUB CAPITAL BDC INC COM	-	13,070
	51.00	INTERNCONTINENTAL EXCHANGE COM	3,817	5,906
	52.00	MORGAN STANLEY COM NEW	2,956	4,191
	17.00	PRICE T ROWE GROUP INC COM	3,251	2,091
	667.00	STARWOOD PPTY TR INC COM	14,597	15,261
			117,462	217,099	0.52%

Insurance	79.00	AON PLC SHS CL A	6,409	22,751
	263.00	OLD REP INTL CORP COM	4,433	5,789
	129.00	TRAVELERS COMPANIES COM	10,711	22,067
	263.00	ZURICH INS GROUP LTD SPONS ARD	6,984	11,877
			28,537	62,484	0.15%

TOTAL FINANCIALS			166,221	308,505	0.74%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2022

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:

HEALTH CARE
Health Care Equipment & Services	599.00	CARDINAL HEALTH INC COM	34,007	34,772
	157.00	DAVITA HEALTHCARE PART COM	12,098	17,014
	365.00	HOLOGIC INC COM	18,730	26,276
	48.00	LABORATORY CORP AMER HLDGS	6,922	11,534
	350.00	MCKESSON CORP COM	54,112	108,364
	206.00	QUEST DIAGNOSTICS INC COM	24,052	27,571
	24.00	STRYKER CORP	4,486	5,790
			154,407	231,321	0.55%

Pharmaceuticals & Biotechnology	180.00	ABBVIE INC	14,611	26,438
	524.00	ASTRAZENECA PLC SPONSORED	13,125	34,793
	2,500.00	BAYER A G SPONSORED ADR	41,493	40,963
	79.00	BRISTOL MYERS SQUIBB CO CO	4,564	5,946
	135.00	ELI LILLY & CO COM	5,947	39,438
	20.00	IQVIA HOLDINGS INC COM	1,982	4,360
	79.00	MERCK & CO INC COM	5,654	7,007
	1,651.00	PFIZER INC COM	82,183	81,015
	52.00	SEATTLE GENETICS INC COM	2,555	6,812
			172,114	246,772	0.59%

TOTAL HEALTH CARE			326,521	478,093	1.14%

INDUSTRIALS
Capital Goods	164.00	3M COMPANY	24,635	23,652
	208.00	ABB LTD SPONSORED ADR	5,241	6,213
	158.00	LOCKHEED MARTIN CORP COM	70,633	68,275
	79.00	STURM RUGER & CO INC COM	5,760	5,384
			106,269	103,524	0.25%

Commercial Services & Supplies	24.00	WASTE MGMT INC DEL COM	836	3,947
			836	3,947	0.01%

Transportation	21.00	EXPEDITORS INTL OF WASHINGTON COM	1,867	2,081
	313.00	FORTRESS TRANS INFRST COM	4,997	6,726
			6,864	8,807	0.02%

Transportation Infrastructure	883.00	GRUPO AEROPORTUARIO DE SPO	43,590	49,386
	283.00	GRUPO AEROPORTUARIO DE SPO	48,628	61,756
	355.00	GRUPO AEROPUERTO DEL P SPO	48,020	54,595
			140,238	165,737	0.40%

TOTAL INDUSTRIALS			254,207	282,015	0.67%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2022

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
INFORMATION TECHNOLOGY

Hardware & Equipment	535.00	CISCO SYSTEMS INC	20,733	26,204
	498.00	CORNING INC COM	10,201	17,525
			30,934	43,729	0.10%

Software & Services	61.00	MICROSOFT CORP COM	8,924	16,929
	238.00	ORACLE CORP COM	15,727	17,469
	750.00	TENCENT HLDGS LTD ADR	44,254	35,303
			68,905	69,701	0.17%

Technology Hardware & Equipment	629.00	APPLE INC COM	44,179	99,162
	645.00	INTEL CORP COM	31,179	28,116
	52.00	NETAPP INC COM	2,180	3,809
	140.00	SEAGATE TECHNOLOGY SHS	5,333	11,485
			82,871	142,572	0.34%

Technology	1,000.00	FISERV INC COM	99,929	97,920
			99,929	97,920	0.23%

TOTAL INFORMATION TECHNOLOGY			282,639	353,922	0.85%

MATERIALS	158.00	CHEMOURS CO COM	2,551	5,225
	104.00	DOW CHEM CO COM	5,163	6,916
	20.00	ECOLAB INC COM	2,106	3,387
	124.00	F M C CORP COM	9,971	16,435
	10.00	MITSUI & CO LTD SPONSORED	3,643	4,850
	51.00	SEALED AIR CORP NEW	2,833	3,275
TOTAL MATERIALS			26,267	40,088	0.10%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2022

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
REAL ESTATE
Real Estate	101.00	DIGITAL RLTY TR INC COM	11,872	14,758
	630.00	EASTERLY GOVT PPTYS COM	12,410	12,001
	2,298.00	EQUITY COMWLTH COM SH BEN	62,817	60,185
	524.00	HANNON ARMSTRONG SUST COM	8,023	20,955
	340.00	IRON MTN INC NEW COM	11,081	18,268
	789.00	MEDICAL PPTYS TR INC COM	10,742	14,510
	104.00	OMEGA HEALTHCARE INVS COM	3,026	2,650
	157.00	TRITON INTL LTD CL A	8,995	9,591
	22.00	W P CAREY & CO LLC COM	1,405	1,777
			130,371	154,695	0.37%

REIT	35.00	PROLOGIS TR SH BEN INT	2,889	5,610
			2,889	5,610	0.01%

TOTAL REAL ESTATE			133,260	160,305	0.38%

UTILITIES	23.00	AMERICAN STS WTR CO COM	881	1,809
	7.00	BROOKFIELD INFRASTRUCT SB VTG SHS A	-	497
	80.00	BROOKFIELD INFRASTRUCTURE	3,556	4,994
	339.00	DOMINION RES INC VA COM	17,456	27,676
	174.00	DUKE ENERGY CORP COM	15,663	19,168
	51.00	ENTERGY CORP NEW COM	3,539	6,061
	180.00	NEXTERA ENERGY INC COM	13,503	12,784
	262.00	SOUTHERN CO COM	11,431	19,228
	116.00	WEC ENERGY GROUP INC COM	4,623	11,606
TOTAL UTILITIES			70,652	103,823	0.25%

RIGHTS ATTACHED TO COMMON STOCKS
	725.00	OCCIDENTAL PETROLEUM CORP COM	-	24,462
			-	24,462	0.06%

TOTAL INVESTMENTS IN COMMON STOCKS			$2,726,644	$3,403,972	8.14%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2022

				Percent
	Contracts		Market	of Net
Company Name	Held	Cost	Value	Assets

CALL OPTIONS:
ISHARES BARCLAYS 20 CLL OPT	25	6,363	425	0.00%

TOTAL INVESTMENTS IN OPTIONS		$6,363	$425	0.00%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2022

		Coupon					Percent
		Interest	Maturity	Shares		Market	of Net
Company Name		Rate	Date	Held	Cost	Value	Assets

PREFERRED STOCKS:
COMPASS DIVERSIFIED HOLDINGS PFD	4, 5	7.250%	N/A	7,500.00	174,028	191,100
COMPASS DIVERSIFIED HOLDINGS	4, 5	7.880%	N/A	9,000.00	208,121	233,100
JP MORGAN CHASE & CO FIXED-FLOATING	4, 5	4.625%	N/A	150,000.00	149,992	147,938

TOTAL INVESTMENTS IN PREFERRED STOCKS					$532,141	$572,138	1.37%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)
April 30, 2022

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$7,095,758	$7,095,758	16.98%

TOTAL INVESTMENTS - MARKET VALUE			41,069,740	98.25%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			730,047	1.75%

TOTAL NET ASSETS			$41,799,787	100.00%

1In default
[2]Market value ratified by the Fund's Board of Directors per policy.
[3]Non-income producing security
[4]Perpetual security. Maturity date is not applicable.
[5]Variable rate security. The rate shown is the coupon as of the end of the reporting period.
[6]Affiliate Investment

BMC FUND, INC.

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)

April 30, 2022

				Percent
	Contracts		Market	of Net
Company Name	Held	Cost	Value	Assets

CALL OPTIONS:
None	-	-	-
TOTAL CALL OPTIONS - LIABILITIES		-	-	0.00%

PUT OPTIONS:
None	-	-	-
TOTAL PUT OPTIONS - LIABILITIES		-	-	0.00%

TOTAL CALL AND PUT OPTIONS - LIABILITIES		$-	$-	0.00%

BMC FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

April 30, 2022

ASSETS AT MARKET VALUE:
Affiliated Investment securities (cost - $700,000)	$870,358
Unaffiliated Investment securities (cost - $30,245,410)	40,199,382
Cash	697,892
Receivables, accrued interest and dividends	38,644
Other assets	42,712

Total assets	41,848,988

LIABILITIES:
Accounts payable and accrued expenses	6,862
Payable to custodian	8,766
Accounts payable to affiliates	33,573

Total liabilities	49,201

NET ASSETS AT APRIL 30, 2022 - EQUIVALENT TO $22.13 PER SHARE ON 1,888,788 SHARES OF COMMON STOCK OUTSTANDING	$41,799,787

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares; outstanding, 1,888,788 shares	$9,443,940
Retained earnings prior to becoming an investment company	14,484,560
Undistributed net investment income	655,383
Realized gain from investments sold and foreign currency transactions	1,896,860
Undistributed nontaxable gain	5,194,714
Net unrealized appreciation of affiliated investments and call and put options written	106,758
Net unrealized appreciation of unaffiliated investments and call and put options written	10,017,572

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$41,799,787

See accompanying notes to financial statements.

BMC FUND, INC.

STATEMENT OF OPERATIONS (unaudited)

Year Ended April 30, 2022

INVESTMENT INCOME:
Income:
Interest - fixed income	$66,530
Dividend income (net of $1,098 foreign tax)	376,736

Total income	443,266

Expenses:
Legal and professional fees	129,944
Directors' fees (Note 7)	7,000
Investment expense	100,699
Salaries and related expenses	208,583
Property and liability insurance	24,400
Depreciation expense	141
Rent	14,730
Office expense and supplies	13,189
Dues and subscriptions	11,169
Travel and entertainment	3,116

Total expenses	512,971 *

Investment income, net	(69,705)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain from unaffiliated investments sold and foreign currency transactions	1,896,860
Realized loss from affiliated investments sold and foreign currency transactions	-
1,896,860

Realized loss from expiration or closing of written option contracts written on unaffiliated companies	(2,695)

Change in unrealized appreciation of affiliated investments and call and put options for the year	106,758
Change in unrealized appreciation of unaffiliated investments and call and put options for the year	(2,890,298)
(2,783,540)

Net losss on investments	(889,375)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(959,080)

*  $104,768 of Total expenses is additional expenses for the Tender offer in FY2021 (legal, audit and investment fees)

See accompanying notes to financial statements.

BMC FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

Six Months Ended April 30, 2022 and 2021

	2022	2021

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$(69,705)	$399,193
Net realized gain (losses) from unaffiliated investment securities sold, options and foreign currency transactions	1,896,860	1,519,877
Change in unrealized appreciation of affiliated investments and call and put options written for the year	106,758	(5,373)
Change in unrealized appreciation of unaffiliated investments and call and put options written for the year	(2,892,993)	14,727,530

Net increase (decrease) in net assets resulting from operations	(959,080)	16,641,227

Distributions to shareholders from:
Net realized losses on investment securities, options and foreign currency transactions	-	(615,002)
Net investment income	(576,068)	(475,050)
Retained earnings prior to becoming an investment company	(273,887)	(1,376,589)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,809,035)	14,174,586

NET ASSETS AT BEGINNING OF PERIOD	43,608,822	97,875,406

NET ASSETS AT END OF PERIOD	$41,799,787	$112,049,992

See accompanying notes to financial statements.

BMC FUND, INC.

STATEMENT OF CASH FLOWS (unaudited)

Six Months Ending of April 30, 2022

Cash flows from operating activities:

Net decrease in net assets from operations	$(959,080)
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Realized gains from investments sold and foreign currency transactions	(1,896,860)
Realized losses from expired or closing of written option contracts	2,695
Unrealized appreciation from investments and calls and puts options	2,783,540
Increase in short-term money market investments	(3,697,889)
Purchases of investments securities	(3,099,894)
Proceed from sales of investment securities	3,427,204
Return of capital on securities	5,588,296
Depreciation	141
Amortization of bond premiums	10
Accretion of bond discounts	(3,436)
Changes in assets and liabilities
(Increase)/Decrease in assets:
Receivables, accrued interest and dividends	15,076
Other assets	(22,197)
Increase/(Decrease) in liabilities:
Payable to affiliates	(14,089)
Payable to custodian	5,209
Payable to shareholders	(29,643)
Accounts payable and accrued expenses	1,110
Net cash provided by operating activities	2,100,193

Cash flows from financing activities:
Cash paid to shareholders for redemption of common shares	(3,526,324)
Cash distributions paid	(849,955)
Net cash used in financing activities	(4,376,279)

Net change in cash	(2,276,086)

Beginning cash as of October 31, 2021	2,973,978

Ending cash as of April 30, 2022	$697,892

See accompanying notes to financial statements.

BMC FUND, INC.

FINANCIAL HIGHLIGHTS

Six months Ended 4/30/2022 and Years Ended October 31, 2021, 2020, 2019, 2018, 2017, 2016, 2015, 2014 and 2013

The following table presents financial information divided into three parts:  per share operating performance, total investment return and ratios and supplemental data for six months ended April 30, 2022 and the years ended October 31, 2021, 2020, 2019, 2018, 2017, 2016, 2015, 2014 and 2013. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock.  Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

	Six Months
	Ended
	April 30,
PER SHARE OPERATING	2022
PERFORMANCE	(unaudited)	2021	2020	2019	2018	2017	2016	2015	2014	2013
Net asset value, beginning of period	$23.09	$19.84	$21.16	$20.77	$21.42	$20.83	$21.22	$22.62	$22.57	$22.58
Net investment income	(0.04)	0.04	0.25	0.34	0.27	0.27	0.22	0.35	0.42	0.46
Net gains (losses) on investments	(0.47)	4.21	(0.57)	1.05	0.08	1.32	0.39	(0.73)	0.63	0.60
Total from investment operations	(0.51)	4.25	(0.32)	1.39	0.35	1.59	0.61	(0.38)	1.05	1.06
Less distributions:
Dividends from net investment income	0.30	0.42	0.05	0.33	0.32	0.20	0.23	0.36	0.44	0.47
Distributions from capital gains	-	0.14	0.28	0.08	0.37	0.35	-	0.44	0.42	0.33
Distributions from retained earnings	0.15	0.44	0.67	0.59	0.31	0.45	0.77	0.22	0.14	0.27
Total distributions	0.45	1.00	1.00	1.00	1.00	1.00	1.00	1.02	1.00	1.07
Net asset value, end of period	$22.13	$23.09	$19.84	$21.16	$20.77	$21.42	$20.83	$21.22	$22.62	$22.57

Per share market value, end of period[1]	$22.79	$22.79	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00

TOTAL INVESTMENT RETURN[2]	(2.23)	18.63%	(1.79)%	7.74%	1.95%	8.83%	3.39%	(2.11)%	5.83%	5.89%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$41,800	$43,609	$97,875	$104,397	$102,458	$105,657	$102,751	$104,684	$111,568	$111,358
Ratio of expenses to average net assets[3]	1.20	1.86%	1.12%	1.06%	1.01%	1.03%	1.07%	0.98%	0.97%	0.95%
Ratio of net investment income to average net assets[3]	4.26	0.17%	1.21%	1.64%	1.28%	1.26%	1.06%	1.59%	1.83%	2.04%
Portfolio turnover rate	7.05	9.79%	20.22%	12.94%	14.18%	24.07%	15.09%	17.10%	22.02%	33.12%

[1]Unaudited - Based on tender offer NAV. Prior years based on stock trades, which are very limited, during those year.
[2]Unaudited - Computed as follows: income from investment operations divided by per share market value.
[3]Average is computed on a quarterly basis.

See accompanying notes to financial statements.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2022 (Unaudited)

1.    ORGANIZATION

BMC Fund, Inc. (the “Fund”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

2.    SIGNIFICANT ACCOUNTING POLICIES

A.    Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Fund’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.    Basis of Presentation - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification. The Company evaluates subsequent events through the date of filing with the Securities and Exchange Commission (“SEC”).

C.    Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

For the six months ended April 30, 2022, the Company purchased and sold securities in the amount of $3,090,835 and $3,427,205 (excluding short-term investments and options), respectively.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2022 (Unaudited)

2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

D.    Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

E.    Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2018 and thereafter are subject to possible future examinations by tax authorities.

F.    Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G.    Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H.    Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2022 (Unaudited)

2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

I.    Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2022 (Unaudited)

2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$1,548,707	$-	$-	$1,548,707
Bond Mutual Funds	-	-	-	-
Stock Mutual Funds	2,528,281	-	-	2,528,281
Common Stocks – Publicly Traded	3,404,396	-	-	3,404,396
Preferred Stocks – Publicly Traded	572,138	-	-	572,138
Cash and Cash Equivalents	7,095,758	-	-	7,095,758
Limited Partnerships – Measured at NAV (1)	-	-	-	25,920,460
Total Investments	$15,149,280	$-	$-	$41,069,740

Liability Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Call Options	$-	$-	$-	$-
Put Options	-	-	-	-
Total Investments	$-	$-	$-	$-

(1)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

The following indicates the preferred stocks held and applicable interest rates at April 30, 2022 with no maturity dates. The reference rate is linked to 3 month LIBOR unless otherwise noted as a fixed rate security.

JP Morgan Chase $150,000 at 3.542% with a coupon rate of 4.625%

Compass Diversified Holdings $125,000 at 7.78501% with a coupon rate of 7.25%

Compass Diversified Holdings $125,000 at 10.87501% with a coupon rate of 7.25%

Compass Diversified Holdings $100,000 at 7.875% with a coupon rate of 7.880%

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following are the fixed income securities held and fixed applicable interest rates as April 30, 2022.

First Citizens $250,000 at 5.8% with a maturity date of 12/31/2049

FPL Group Cap Inc. $586,000 at 6.35% with a maturity date of 10/1/2066

PPL Cap FDG Inc. $250,000 at 5.051% with a maturity date of 3/30/2067

Transcanada Pipelines LTD $250,000 at 6.35% with a maturity date of 5/15/2067

Buckeye Partners LP $450,000 at 6.375% with a maturity date of 1/22/2078

J.	Investments in Limited Partnerships - As of April 30, 2022, the Company was invested in limited partnerships. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Company is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the limited partnerships provide for compensation to the managers in the form of fees ranging from 0.5% to 2% annually of net assets and performance incentive allowances or fees ranging from 10% to 20% of net profits earned.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table summarizes the Fund's investments in other limited partnerships as of April 30, 2022. The Fund's investments in limited partnerships have certain redemption and liquidity restrictions which are described in the below table.

Investment Limited Partnerships	Redemptions Notice Period	Redemptions Permitted	Liquidity Restrictions
BAM Credit Opportunities Fund	N/A	N/A	See below (7)
Elliott Associates, LP	60 days	Jan. 1 or July 1	See below (1) (2)
Graham Institutional Partners, LP	60 days	Annually	See below (3)
Greenlight Masters Qualified, LP	105 days	December 31	See below (4)
Infinity Premier Fund, LP	95 days	Quarterly	See below (5) (6)
Litespeed Partners, LP	45 days	Quarterly	See below (10)
Morrocroft Special Opportunity Fund II, LP	90 days	Quarterly	See below (10)
Mudrick Distressed Opportunity Drawdown Fund II, L.P.	N/A	N/A	See below (7)
Oaktree Enhanced Income Fund II, LP	N/A	N/A	See below (10)
Old Well Emerging Markets Fund, LP	60 days	Quarterly	See below (8)
Privet Fund LP	90 days	Quarterly	See below (10)
Segra Resource Onshore Partners, LP	60 days	Quarterly	See below (9)
SJC Onshore Direct Lending Fund IV-5 Year LP	N/A	N/A	See below (7)
Stark Investments LP	N/A	N/A	See below (10)
Virgo Societas Partnership III (Onshore), LP	N/A	N/A	See below (10)
Worldwide Opportunity Fund (Cayman), Ltd.	90 days	June 30 or Dec. 31	See below (11)

(1) There is a gate provision if requests for redemptions would cause a decline in aggregate net asset value of 20%. In addition to the 20% withdrawal limitation, a partner may not withdraw more than 25% of the capital in its Class B capital account on any withdrawal date.

(2) There is a capital surcharge of 1 3/4% for a partial or full withdrawal which may be waived in whole or in part.

(3) Minimum withdrawal of $500,000 or for all of Limited Partner’s interest in the Partnership, if less. A Limited Partner may not take a partial withdrawal if it would cause the Partnership’s aggregate net asset value to be less than $5,000,000. General Partner may permit a smaller withdrawal or waive the latter requirement.

(4) There is a gate provision regarding requests for redemptions, subject to various unspecified terms.

(5) Withdrawals of capital contributed less than 12 months preceding the withdrawal date will be subject to a reduction equal to 3% of the requested withdrawal amount.

(6) There is a gate provision if aggregate requested withdrawal amounts exceed 25% of the aggregate partner capital of the partnership, each limited partner who has submitted a timely request will receive a pro rata portion of the requested withdrawal, and any balance will be considered a timely withdrawal request with respect to the next withdrawal date.

(7) Redemptions are not permitted.

(8) Withdrawals of capital contributions may be up to ¼ of the balance of partner’s capital account.

(9) There is a gate provision regarding requests for more than 25% of its capital account.

(10) In liquidation.

(11) Partial redemption may not reduce capital account below the lesser of $100,000 or 1% of the capital accounts of all investors.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Company is subject to credit risk to the extent that the investment managers of the underlying limited partnerships are unable to fulfill their obligations according to their organizational documents. The Company, through its investments in limited partnerships, is subject to risk inherent when investing in securities and private investments. In connection with its investments, the Company is subject to the market and credit risk of those investments held or sold short by the limited partnerships. Due to the nature of the Company's investments, the above described risks are limited to the Company's investment balances and unfunded commitments to limited partnerships.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as April 30, 2022, were as follows:

Gross appreciation (excess of value over tax cost)	$14,230,361
Gross depreciation (excess of tax cost over value)	(4,106,031)
Net unrealized appreciation	$10,124,330
Cost of investments for income tax purposes	$30,945,410

4.	OPTIONS WRITTEN

As of April 30, 2022, portfolio securities valued at $0 were held in escrow by the custodian as cover for call options written by the Company.

5.	PLEDGED COLLATERAL

As of April 30, 2022, cash in the amount of $0 was pledged as collateral for put options sold by the Company.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2022 (Unaudited)

6.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

On December 10, 2021, a distribution of $0.25 per share was paid to shareholders of record on November 25, 2021.

On March 10, 2022, a distribution of $0.20 per share was paid to shareholders of record on February 25, 2022.

The tax character of distributions paid during 2022 and 2021 was as follows:

	2022	2021
Distributions paid from:
Ordinary income	$576,068	$475,050
Long-term capital gains	-	615,002
Retained earnings prior to becoming an investment company	273,887	1,376,589
	$849,955	$2,466,641

7.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

8.	RELATED PARTIES

The Company leases office space from Broyhill Investments, Inc., which is controlled by M. Hunt Broyhill, an officer of BMC Fund, Inc. The expense associated with this related party lease for the six months ended April 30, 2022 amounted to $14,730. Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services. This service is provided at no cost to the Fund. All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Fund. The outstanding payable related to these transactions at April 30, 2022 was $33,573. Broyhill Investments, Inc. charges the Company a percentage of payroll for employees who are responsible for the Company’s operations. Also, allocated back to the Company is a 3% safe harbor amount of Broyhill Investment, Inc.’s 401k plan which amounted to $5,367.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2022 (Unaudited)

The Company invested $1,000,000 in the BAM Credit Opportunities Fund which is managed by M. Hunt Broyhill and the Chief Financial Officer is Chris Pavese. This is the affiliated company in the financial statements.

9.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,699,878 and have been assigned no value at April 30, 2022.

There were no impairment charges during the six months ended April 30, 2022. The Fund received $3,050 which was treated as a return of capital.

10.	SUPPLEMENTAL INFORMATION

M. Hunt Broyhill, President, and Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Hunt Broyhill has had such responsibility since 2001. He has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Fund on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

11.	SUPPLEMENTAL PROXY INFORMATION AND 2022 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on February 18, 2022 at the Fund’s offices in Lenoir, North Carolina. The meeting was held for the following purposes:

1. To elect the following 3 directors to serve as follows:

Director	Term	Expiring
M. Hunt Broyhill	1 year	2023
R. Donald Farmer	1 year	2023
Mark E. Roberts	1 year	2023

2. To vote upon such other business as may come before the meeting.

The directors of the Fund were elected for a one-year term at the 2022 annual meeting of shareholders of the Fund.

BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2022 (Unaudited)

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years
M. Hunt Broyhill (58) 1870 9th Street Court, NW Hickory, NC 28601	Director Chairman President Vice President	Since 2008 Since 2014 Since 2007 2001-2007	Chairman of the Fund since February 2014; President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Asset Management, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present)	Capitala Finance Corp. (Feb. 2013- April 2020)

Directors Who Are Not Interested Persons

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years
R. Donald Farmer (74) 375 River Haven Drive Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None

Mark E. Roberts (58) 511 Tarrytown Center Rocky Mount, NC 27804	Director	Since 2014	Chief Investment Officer of Ironsides Asset Advisors, LLC, a registered investment advisory firm (2009-present); Chief Investment Officer of Biltmore Family Offices, LLC (May 2013-January 2017); former Director of Global Equities and Hedges Strategies, State of North Carolina Retirement System (2003-2009)	None

BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2022 (Unaudited)

Other Executive Officers
Name, Address and Age	Positions Held with Fund	Length of Time Served	Principal Occupation During Past 5 Years	Directorships Held by Officer During at Least the Past 5 Years
Danny A. Gilbert (55) 603 Stonecroft Court SE Lenoir, NC 28645	Vice President and Chief Financial Officer	Since 2018 Since 2020

Vice President (since February 2018) and Chief Financial Officer of the Fund since January 2020; Chief Compliance Officer of the Fund (June 2017-December 2019); Vice President of Broyhill Family Foundation, Inc. (2019-present); former Assistant City manager and Finance Director, City of Lenoir, NC (2006-2016)

None

Christopher R. Pavese (45) 6011 Old Providence Road Charlotte, NC 28226	Vice President Chief Investment Officer	Since 2013 Since 2011	Vice President (2013-present) and Chief Investment Officer of the Fund since 2011; Chief Investment Officer of Broyhill Asset Management, LLC since 2008; Portfolio Manager of the Fund (2005-2011)	None

Alan R. Deal (57) 5304 Grace Drive Hickory, NC 28601	Chief Compliance Officer	Since 2020	Chief Compliance Officer of the Fund since January 2020; former Controller, Protect Plus and Imagine One Companies (August 2002-April 2019)	None

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2022 (Unaudited)

1.	Investment Objectives

The overall investment objective of the Fund is to provide a maximum level of income for shareholders consistent with maintaining the Fund’s long-term purchasing power. This investment objective may not be changed without shareholder approval. The specific goals of the Fund are in order of importance:

1)	Preservation of capital

2)	Current income

3)	Moderate growth

2.	Performance Objectives

A five percent return on the Fund’s assets is desired to be distributed annually for dividend income. Additional modest growth is desired to at least offset inflation risk.

•	Investment Horizon: The Fund’s asset allocation and investment guidelines are driven by a long-term time horizon. Accordingly, interim fluctuations should be viewed with this perspective in mind. Short-term performance shortfalls are not of critical interest unless they suggest failures in strategy execution or impact required distributions. Notwithstanding that possibility, manager and asset class performance shall be evaluated on a rolling one, three and five year basis.

•	Liquidity Requirements: The Fund aims to distribute five percent of the value of its assets annually to shareholders. Therefore, a minimum of five percent of the value of the Fund should be held in cash and cash equivalents or instruments that can be quickly converted to cash with no significant adverse change in value as a result of the liquidation.

•	Risk Tolerance: The Fund seeks to generate returns that are proportional to its risk profile, recognizing that some level of risk must be assumed to achieve the fund’s long-term investment objectives. The objectives and structure of the Fund should be implemented and measured in a manner which seeks low volatility, accepting the possibility of less than average returns in the best years but seeking preservation of capital in the bad years.

3.	Asset Allocation Plan

The Asset Allocation Plan for the Fund is reported below. It reflects the Investment Committee’s consideration of expected returns for equity, fixed income, cash, and real asset classes in domestic and foreign markets as well as consideration of prevailing and expected levels of inflation. The Investment Committee has considered the expected correlation of asset returns and expected volatility of returns to determine an asset allocation with appropriate diversification and sufficient expected return to satisfy the investment objectives of the Fund.

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2022 (Unaudited)

L. Policy Portfolio

A Policy Portfolio for the Fund has been established that reflects the analysis conducted by the Investment Committee for the Fund. The asset allocation study and resultant Policy Portfolio may be changed in the future, subject to approval by the Board. The Investment Committee is responsible for assuring that the assets of the Fund are deployed in a manner consistent with the Policy Portfolio, although this responsibility may be delegated to the Chief Investment Officer.

Asset Class	Policy Portfolio	Policy Range

Total Short Term Investments	0%	0% - 10%
Cash & Equivalents

Total Fixed Income Investments	10%	0% - 40%
Domestic Fixed Income
International Fixed Income

Total Equity Investments	45%	25% - 65%
Domestic Equities
International Equities

Total Alternative Investments	45%	25% - 65%
Hedge Funds
Absolute Return

Total Investment Assets	100%

Risk Factors

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. You should carefully consider the following principal and non-principal risks before investing in the Fund. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors, before deciding whether to invest in the Fund. This section describes the risk factors associated with investment in the Fund specifically, as well as those factors generally associated with investment in an investment company with investment objectives, investment policies, capital structure or trading markets similar to the Fund’s. Each risk summarized below is a risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2022 (Unaudited)

The Fund may invest in securities of other investment companies (“underlying funds”).  The Fund may be subject to the risks of the securities and other instruments described below through its own direct investments and indirectly through investments in the underlying funds.

Principal Risks

Closed-End Investment Company Risk.  The Fund invests in the securities of other closed-end investment companies. Investing in other closed-end investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company level may be reduced by the operating expenses and fees of such other closed-end investment companies, including advisory fees. There can be no assurance that the investment objective of any investment company in which the Fund invests will be achieved. Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of another closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations. To the extent the Fund invests a portion of its assets in investment company securities, those assets will be subject to the risks of the purchased investment company’s portfolio securities, and a shareholder in the Fund will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the purchased investment company. The market price of a closed-end investment company fluctuates and may be either higher or lower than the NAV of such closed-end investment company.  In accordance with Section 12(d)(1)(F) of the 1940 Act, the Fund will be limited by provisions of the 1940 Act that limit the amount the Fund, together with its affiliated persons, can invest in other investment companies to 3% of any other investment company’s total outstanding stock. As a result, the Fund may hold a smaller position in a closed-end investment company than if it were not subject to this restriction.

Special Purpose Acquisition Companies Risk.  The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies or similar special purpose entities that pool funds to seek potential acquisition opportunities (“SPACs”).  Unless and until an acquisition meeting the SPAC’s requirements is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash.  If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders.  Because SPACs and similar entities have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices.  In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid, be subject to restrictions on resale, and/or may trade at a discount.

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2022 (Unaudited)

Management Risk.  The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s successful pursuit of its investment objective depends upon the Investment Committee’s ability to find and exploit market inefficiencies with respect to undervalued securities. Such situations occur infrequently and sporadically and may be difficult to predict and may not result in a favorable pricing opportunity that allows the Investment Committee to fulfill the Fund’s investment objective. The Investment Committee’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals.

Market Risk.  Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2022 (Unaudited)

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. On March 11, 2020, the World Health Organization announced that it had made the assessment that COVID-19 can be characterized as a pandemic. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, business and school closings, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The value of the Fund and the securities in which the Fund invests may be adversely affected by impacts caused by COVID-19 and other epidemics and pandemics that may arise in the future.

Risk Related to Fixed Income Securities, including Non-Investment Grade Securities.  The Fund may invest in fixed income securities, also referred to as debt securities. Fixed income securities are subject to credit risk and market risk. Credit risk is the risk of the issuer’s inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. There is no limitation on the maturities or duration of fixed income securities in which the Fund invests. Securities having longer maturities generally involve greater risk of fluctuations in value resulting from changes in interest rates. The Fund’s credit quality policy with respect to investments in fixed income securities does not require the Fund to dispose of any debt securities owned in the event that such security’s rating declines to below investment grade, commonly referred to as “junk bonds.” Although lower quality debt typically pays a higher yield, such investments involve substantial risk of loss. Junk bonds are considered predominantly speculative with respect to the issuer’s ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for junk bonds tend to be very volatile and those securities are less liquid than investment grade debt securities. Moreover, junk bonds pose a greater risk that exercise of any of their redemption or call provisions in a declining market may result in their replacement by lower-yielding bonds. In addition, bonds in the lowest two investment grade categories, despite being of higher credit rating than junk bonds, have speculative characteristics with respect to the issuer’s ability to pay interest and principal and their susceptibility to default or decline in market value. The Fund’s investments in securities of stressed, distressed or bankrupt issuers, including securities or obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. If an issuer of securities held by the Fund declares bankruptcy or otherwise fails to pay principal or interest on such securities, the Fund would experience a decrease in income and a decline in the market value of its investments.

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2022 (Unaudited)

Interest Rate Risk.  Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk.  Fixed income securities rated B or below by S&Ps or Moody’s may be purchased by the Fund. These securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities.

Extension Risk. The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by that Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Debt Security Risk.  In addition to interest rate risk, call risk and extension risk, debt securities are also subject to the risk that they may also lose value if the issuer fails to make principal or interest payments when due, or the credit quality of the issuer falls.

Market Discount from Net Asset Value Risk.  Shares of closed-end investment companies frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that the Fund’s net asset value could decrease as a result of its investment activities and may be greater for investors expecting to sell their Shares in a relatively short period following completion of the Offering. The net asset value of the Shares will be reduced immediately following the Offering as a result of (i) the Subscription Price likely being lower than NAV and (ii) the payment of certain costs of the Offering. Whether investors will realize gains or losses upon the sale of the Shares will depend not upon the Fund’s net asset value but entirely upon whether the market price of the Shares at the time of sale is above or below the investor’s purchase price for the Shares. Because the market price of the Shares will be determined by factors such as relative supply of and demand for the Shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot predict whether the Shares will trade at, below or above net asset value.

Leverage Risk.  Transactions by underlying funds may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the underlying fund to greater risk and increase its costs. The use of leverage by underlying funds may cause such funds to liquidate their portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of an underlying fund’s portfolio will be magnified when it uses leverage. Leverage, including borrowing, may cause an underlying fund to be more volatile than if such fund had not been leveraged.

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2022 (Unaudited)

Defensive Position Risk.  During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its net assets in cash or cash equivalents. The Fund would not be pursuing its investment objective in these circumstances and could miss favorable market developments.

Changes in Policies Risk.  The Fund’s Directors may change the Fund’s investment objective, investment strategies and non-fundamental investment restrictions without shareholder approval, except as otherwise indicated.

Preferred Stock Risk. The Fund may invest in preferred stocks. Preferred stock, like common stock, represents an equity ownership in an issuer. Generally, preferred stock has a priority of claim over common stock in dividend payments and upon liquidation of the issuer. Unlike common stock, preferred stock does not usually have voting rights. Preferred stock in some instances is convertible into common stock. Although they are equity securities, preferred stocks have characteristics of both debt and common stock. Like debt, their promised income is contractually fixed. Like common stock, they do not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. Other equity characteristics are their subordinated position in an issuer’s capital structure and that their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

Investment in preferred stocks carries risks, including credit risk, deferral risk, redemption risk, limited voting rights, risk of subordination and lack of liquidity. Fully taxable or hybrid preferred securities typically contain provisions that allow an issuer, at its discretion, to defer distributions for up to 20 consecutive quarters. Distributions on preferred stock must be declared by the board of directors and may be subject to deferral, and thus they may not be automatically payable. Income payments on preferred stocks may be cumulative, causing dividends and distributions to accrue even if not declared by the company’s board or otherwise made payable, or they may be non-cumulative, so that skipped dividends and distributions do not continue to accrue. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. The Fund may invest in non-cumulative preferred stock, although the Fund’s Investment Committee would consider, among other factors, their non-cumulative nature in making any decision to purchase or sell such securities.

Shares of preferred stock have a liquidation value that generally equals the original purchase price at the date of issuance. The market values of preferred stock may be affected by favorable and unfavorable changes impacting the issuers’ industries or sectors, including companies in the utilities and financial services sectors, which are prominent issuers of preferred stock. They may also be affected by actual and anticipated changes or ambiguities in the tax status of the security and by actual and anticipated changes or ambiguities in tax laws, such as changes in corporate and individual income tax rates, and in the dividends received deduction for corporate taxpayers or the lower rates applicable to certain dividends.

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2022 (Unaudited)

Because the claim on an issuer’s earnings represented by preferred stock may become onerous when interest rates fall below the rate payable on the stock or for other reasons, the issuer may redeem preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher dividend paying preferred stocks may be reduced and the Fund may be unable to acquire securities paying comparable rates with the redemption proceeds. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return.

Convertible Securities Risk. The Fund may invest in convertible securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Fund’s Investment Committee, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the Fund’s Investment Committee evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Fund’s Investment Committee considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer’s profits, and the issuer’s management capability and practices.

The value of a convertible security, including, for example, a warrant, is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2022 (Unaudited)

Issuer Specific Changes Risk.  Changes in the financial condition of an issuer, changes in the specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer’s securities. Lower-quality debt securities tend to be more sensitive to these changes than higher-quality debt securities.

Non-Principal Risks

In addition to the principal risks set forth above, the following additional risks may apply to an investment in the Fund.

Anti-Takeover Provisions Risk.  The Fund’s Charter and Bylaws include provisions that could limit the ability of other persons or entities to acquire control of the Fund or to cause it to engage in certain transactions or to modify its structure.

Common Stock Risk.  The Fund invests in common stocks. Common stocks represent an ownership interest in a company. The Fund may also invest in securities that can be exercised for or converted into common stocks (such as convertible preferred stock). Common stocks and similar equity securities are more volatile and riskier than some other forms of investment. Therefore, the value of your investment in the Fund may sometimes decrease instead of increase. Common stock prices fluctuate for many reasons, including adverse events such as unfavorable earnings reports, changes in investors’ perceptions of the financial condition of an issuer, the general condition of the relevant stock market or when political or economic events affecting the issuers occur. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase for issuers. Because convertible securities can be converted into equity securities, their values will normally increase or decrease as the values of the underlying equity securities increase or decrease. The common stocks in which the Fund invests are structurally subordinated to preferred securities, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and assets and, therefore, will be subject to greater risk than the preferred securities or debt instruments of such issuers.

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2022 (Unaudited)

Exchange Traded Funds Risk. The Fund may invest in exchange-traded funds, which are investment companies that, in some cases, aim to track or replicate a desired index, such as a sector, market or global segment. ETFs are passively or, to a lesser extent, actively managed and their shares are traded on a national exchange. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurance that an ETF’s investment objective will be achieved, as ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Illiquid Securities Risk.  The Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities may offer a higher yield than securities which are more readily marketable, but they may not always be marketable on advantageous terms. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. A security traded in the U.S. that is not registered under the Securities Act will not be considered illiquid if Fund management determines that an adequate investment trading market exists for that security. However, there can be no assurance that a liquid market will exist for any security at a particular time.

Portfolio Turnover Risk.  The Fund cannot predict its securities portfolio turnover rate with certain accuracy. Higher portfolio turnover rates could result in corresponding increases in brokerage commissions and may generate short-term capital gains taxable as ordinary income.

Small and Medium Cap Company Risk. Compared to investment companies that focus only on large capitalization companies, the Fund’s share price may be more volatile because it also invests in small and medium capitalization companies. Compared to large companies, small and medium capitalization companies are more likely to have (i) more limited product lines or markets and less mature businesses, (ii) fewer capital resources, (iii) more limited management depth and (iv) shorter operating histories. Further, compared to large cap stocks, the securities of small and medium capitalization companies are more likely to experience sharper swings in market values, be harder to sell at times and at prices that the Fund’s Investment Committee believes appropriate, and offer greater potential for gains and losses.

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2022 (Unaudited)

Proxy Voting - The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Fund’s website at http://www.bmcfund.com; and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Fund files a complete schedule of its portfolio holdings for each month of its fiscal year with the SEC on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

Item. 2. Code of Ethics.

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8. Portfolio Managers of Closed-End Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10. Submission of Matters to a Vote of Security Holders.

N/A

Item 11. Controls and Procedures.

(a)	Evaluation of Disclosure Controls and Procedures.

BMC Fund, Inc. (the “Registrant” or the “Fund”) maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission (“SEC”). Such information is accumulated and communicated to the Registrant’s management, including its Chief Executive Officer and Chief Financial Officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this report on Form N-CSR, management, including the Registrant’s Chief Executive Officer and Chief Financial Officer, evaluated the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act). Based upon that evaluation and subject to the foregoing, the Registrant’s Chief Executive Officer and Chief Financial Officer concluded that the Registrant’s disclosure controls and procedures for the Registrant were effective as of April 30, 2022.

As previously reported, as of October 31, 2021 the Registrant’s disclosure controls and procedures were not effective due to material weaknesses in its internal controls over financial reporting and investment reconciliation described below.

Material Weakness in Internal Controls over Financial Reporting

Management identified a material weakness in the Fund’s internal controls over financial reporting during the preparation of the Fund’s annual financial statement for the year-ended October 31, 2021, specific to adequate review function with the proper knowledge of investment fund reporting requirements to ensure that the financial statements are complete and accurate. Accordingly, management has determined that this control deficiency constitutes a material weakness.

Remediation of Material Weakness in Internal Controls over Financial Reporting

As of April 30, 2022, management has remediated this material weakness. The steps management took to remediate the material weakness included a secondary review of the financial statements performed by other CPAs on staff.

Material Weakness in Internal Controls over Investment Reconciliation

Management identified a material weakness in the Fund’s internal controls over investment reconciliation during the audit of the Fund’s annual financial statement for the year-ended October 31, 2021, specific to the reconciliation process between the custodian, the investment accounting system and the general ledger. The process was not functioning sufficiently with the adequate knowledge of the reconciliation process to provide accurate financial statements. Accordingly, management has determined that this control deficiency constitutes a material weakness.

Remediation of Material Weakness in Internal Controls over Investment Reconciliation

As of April 30, 2022, management has remediated this material weakness. The steps management took to remediate the material weakness included: i) change in personnel responsible for performing reconciliations between the custodian, the investment accounting system and the general ledger to a staff member who is a CPA, and ii) reconciliations are reviewed by the Chief Financial Officer on a monthly basis.

Management believes that the added controls described above serve to remediate the control deficiency described within this Item. Management will continue to review and monitor these enhanced controls to ensure they are operating effectively and provide for the intended strengthening of internal controls over financial reporting. Given the review and action it has taken, management considers the material weakness remediated as of April 30, 2022.

(b)	Changes in Internal Controls.

Other than the enhancements to controls noted above implemented subsequent to October 31, 2021, there have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Form N-CSR.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

N/A

Item 13. Exhibits.

(a)(1)  N/A

(a)(2)  Certifications.

(a)(4)(i)

Prior independent registered public accounting firm

BMC Fund, Inc. (the “Company”) was notified that Dixon Hughes Goodman, LLP (“DHG”), the Company’s independent registered public accounting firm, merged with BKD, LLP (“BKD”) on June 1, 2022 (the “Accountant Merger”) and the combined practice now operates under the name FORVIS, LLP (“FORVIS”). The Board of Directors of the Company has agreed to use FORVIS as its independent registered public accounting firm.

The reports of DHG on the Company’s financial statements for the fiscal years ended October 31, 2021 and 2020 did not contain an adverse opinion or a disclaimer of opinion, nor was such report qualified or modified as to uncertainty, audit scope, or accounting principles.

During the Company’s two most recent fiscal years and through the date of Accountant Merger (a) the Company had no disagreements with DHG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope of procedure which disagreement if not resolved to the satisfaction of DHG would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements and (b) there were no “reportable events” (as defined in Item 304(a)(1)(v) of Regulation S-K).

The Company has requested that FORVIS furnish it with a letter addressed to the U.S. Securities And Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter if filed as an Exhibit to this Form N-CSRS.

New independent registered public accounting firm

On June 1, 2022, FORVIS became the Company’s independent registered public accounting firm in connection with the Accountant Merger.

(a)(4)(ii)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Danny A. Gilbert
Danny A. Gilbert
Vice President and
Chief Financial Officer

Date: June 10, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ M. Hunt Broyhill
M. Hunt Broyhill
Chairman and President

Date: June 10, 2022

By

/s/ Danny A. Gilbert
Danny A. Gilbert
Vice President and
Chief Financial Officer

Date: June 10, 2022